UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

None. The Registrant did not have any investments as of period end. For more information, please see the note above.

MFS® Global Multi-Asset Fund

QUARTERLY REPORT

September 30, 2011

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 45.3%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$25,000	$26,625

Asset-Backed & Securitized – 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$100,000	$103,080
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	100,000	104,623
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	100,000	104,503
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	100,000	105,312

		$417,518

Building – 0.2%
Mohawk Industries, Inc., 6.875%, 2016	$25,000	$25,813
Owens Corning, Inc., 6.5%, 2016	20,000	21,575

		$47,388

Cable TV – 0.5%
Comcast Corp., 5.15%, 2020	$50,000	$56,435
DIRECTV Holdings LLC, 5.2%, 2020	20,000	21,545
Time Warner Cable, Inc., 5%, 2020	50,000	53,114

		$131,094

Chemicals – 0.4%
Ashland, Inc., 9.125%, 2017	$25,000	$27,656
Dow Chemical Co., 8.55%, 2019	40,000	51,238
Nalco Co., 8.25%, 2017	25,000	27,250

		$106,144

Containers – 0.1%
Crown Americas LLC, 7.625%, 2017	$25,000	$26,438

Emerging Market Quasi-Sovereign – 0.3%
Petrobras International Finance Co., 5.375%, 2021	$50,000	$50,550
Petroleos Mexicanos, 5.5%, 2021	20,000	21,000

		$71,550

Energy - Integrated – 0.2%
Hess Corp., 8.125%, 2019	$35,000	$45,112

Financial Institutions – 0.2%
General Electric Capital Corp., 4.625%, 2021	$20,000	$20,757
International Lease Finance Corp., 5.75%, 2016	18,000	15,999
SLM Corp., 6.25%, 2016	20,000	19,631

		$56,387

Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 5.375%, 2020	$50,000	$58,254
Kraft Foods, Inc., 6.5%, 2040	25,000	30,560
Miller Brewing Co., 5.5%, 2013 (n)	50,000	53,650

		$142,464

Food & Drug Stores – 0.2%
CVS Caremark Corp., 5.75%, 2017	$50,000	$57,387

Forest & Paper Products – 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$25,000	$25,433

Insurance – 0.4%
American International Group, Inc., 4.875%, 2016	$30,000	$28,761
ING Groep N.V., 5.775% to 2015, FRN to 2049	25,000	18,313
UnumProvident Corp., 6.85%, 2015 (n)	40,000	44,847

		$91,921

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.2%
Aon Corp., 6.25%, 2040		$20,000	$23,805
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	38,750

			$62,555

International Market Sovereign – 15.4%
Commonwealth of Australia, 5.75%, 2021	AUD	124,000	$134,313
Federal Republic of Germany, 3.75%, 2013	EUR	94,000	133,003
Federal Republic of Germany, 3.75%, 2015	EUR	114,000	167,272
Federal Republic of Germany, 3.25%, 2021	EUR	18,000	27,045
Federal Republic of Germany, 6.25%, 2030	EUR	76,000	156,002
Government of Canada, 4.5%, 2015	CAD	42,000	44,841
Government of Canada, 4.25%, 2018	CAD	183,000	202,666
Government of Canada, 3.25%, 2021	CAD	43,000	44,953
Government of Canada, 5.75%, 2033	CAD	37,000	52,277
Government of Japan, 1.7%, 2017	JPY	21,600,000	299,132
Government of Japan, 1.1%, 2020	JPY	26,600,000	352,178
Government of Japan, 2.1%, 2024	JPY	17,100,000	242,418
Government of Japan, 2.2%, 2027	JPY	10,000,000	141,524
Government of Japan, 2.4%, 2037	JPY	8,700,000	124,848
Government of Norway, 3.75%, 2021	NOK	378,000	71,816
Kingdom of Belgium, 5.5%, 2017	EUR	24,000	36,072
Kingdom of Denmark, 3%, 2021	DKK	161,000	31,405
Kingdom of Spain, 4.6%, 2019	EUR	100,000	132,742
Kingdom of Sweden, 5%, 2020	SEK	575,000	106,950
Kingdom of the Netherlands, 3.75%, 2014	EUR	123,000	177,363
Kingdom of the Netherlands, 3.5%, 2020	EUR	43,000	63,676
Kingdom of the Netherlands, 5.5%, 2028	EUR	42,000	76,891
Republic of Austria, 4.65%, 2018	EUR	38,000	58,089
Republic of Finland, 3.875%, 2017	EUR	10,000	14,922
Republic of France, 6%, 2025	EUR	35,000	62,773
Republic of France, 4.75%, 2035	EUR	87,000	142,224
Republic of Italy, 4.75%, 2013	EUR	142,000	191,591
Republic of Italy, 5.25%, 2017	EUR	112,000	150,711
Republic of Italy, 3.75%, 2021	EUR	57,000	67,141
United Kingdom Treasury, 8%, 2015	GBP	96,000	191,725
United Kingdom Treasury, 5%, 2018	GBP	65,000	121,752
United Kingdom Treasury, 8%, 2021	GBP	43,000	100,595
United Kingdom Treasury, 4.25%, 2027	GBP	43,000	77,123
United Kingdom Treasury, 4.25%, 2036	GBP	71,000	125,410

			$4,123,443

Machinery & Tools – 0.1%
Case New Holland, Inc., 7.875%, 2017		$25,000	$26,625

Major Banks – 1.1%
Bank of America Corp., 7.625%, 2019		$50,000	$52,521
BB&T Corp., 3.95%, 2016		40,000	42,296
Credit Suisse (USA), Inc., 6%, 2018		60,000	60,887
JPMorgan Chase & Co., 4.25%, 2020		40,000	40,095
Macquarie Group Ltd., 6.25%, 2021 (n)		20,000	18,911
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	47,887
Royal Bank of Scotland PLC, 6.125%, 2021		40,000	39,543

			$302,140

Metals & Mining – 0.4%
ArcelorMittal, 5.5%, 2021		$50,000	$44,803

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Teck Resources Ltd., 10.75%, 2019	$25,000	$31,063
Vale Overseas Ltd., 6.875%, 2039	21,000	22,575

		$98,441

Mortgage-Backed – 3.9%
Fannie Mae, 5.465%, 2015	$41,839	$46,354
Fannie Mae, 5.152%, 2016	37,274	41,820
Fannie Mae, 5.724%, 2016	27,639	30,684
Fannie Mae, 5.05%, 2017	29,345	32,616
Fannie Mae, 5.487%, 2017	28,608	32,567
Fannie Mae, 6%, 2037	41,278	45,369
Fannie Mae, 5%, 2039 (f)	574,830	619,008
Freddie Mac, 3.882%, 2017	40,000	43,219
Freddie Mac, 4.5%, 2040	140,001	148,310

		$1,039,947

Oil Services – 0.1%
Transocean, Inc., 6.5%, 2020	$20,000	$21,824

Other Banks & Diversified Financials – 0.2%
Citigroup, Inc., 6.125%, 2018	$50,000	$53,630

Real Estate – 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$50,000	$54,831

Retailers – 0.2%
Home Depot, Inc., 5.95%, 2041	$25,000	$29,734
Limited Brands, Inc., 7%, 2020	25,000	26,250

		$55,984

Tobacco – 0.3%
Altria Group, Inc., 9.7%, 2018	$40,000	$53,008
Lorillard Tobacco Co., 6.875%, 2020	20,000	22,179

		$75,187

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.57%, 2025	$83,911	$90,960

U.S. Treasury Obligations – 18.0%
U.S. Treasury Bonds, 1.625%, 2018	$45,301	$50,684
U.S. Treasury Bonds, 6.875%, 2025	54,000	82,738
U.S. Treasury Bonds, 2%, 2026	34,154	40,572
U.S. Treasury Bonds, 1.75%, 2028	32,358	37,485
U.S. Treasury Bonds, 5.25%, 2029	45,000	61,460
U.S. Treasury Bonds, 3.875%, 2029	60,479	90,997
U.S. Treasury Bonds, 4.5%, 2039	150,000	196,336
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)	251,009	273,973
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)	275,715	340,572
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)	184,881	231,173
U.S. Treasury Bonds, TIPS, 3.625%, 2028	93,604	134,628
U.S. Treasury Bonds, TIPS, 2.5%, 2029	144,187	185,111
U.S. Treasury Bonds, TIPS, 3.375%, 2032	38,191	56,326
U.S. Treasury Bonds, TIPS, 2.125%, 2041 (f)	164,061	209,511
U.S. Treasury Notes, 1.875%, 2013	125,491	131,353
U.S. Treasury Notes, 1.25%, 2014	64,063	67,121
U.S. Treasury Notes, 0.125%, 2016	73,706	76,154
U.S. Treasury Notes, 2.5%, 2016	105,176	120,878
U.S. Treasury Notes, 4.75%, 2017 (f)	117,000	140,875
U.S. Treasury Notes, 1.875%, 2019	70,905	81,613

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.5%, 2020 (f)	$320,000	$366,474
U.S. Treasury Notes, 0.625%, 2021	104,267	108,829
U.S. Treasury Notes, TIPS, 2%, 2014	171,207	181,747
U.S. Treasury Notes, TIPS, 2%, 2014	155,839	167,661
U.S. Treasury Notes, TIPS, 1.625%, 2015	133,723	143,899
U.S. Treasury Notes, TIPS, 0.5%, 2015	162,658	169,253
U.S. Treasury Notes, TIPS, 1.875%, 2015	52,277	57,418
U.S. Treasury Notes, TIPS, 2%, 2016	134,341	149,307
U.S. Treasury Notes, TIPS, 2.375%, 2017	117,651	135,290
U.S. Treasury Notes, TIPS, 2.625%, 2017	93,762	110,485
U.S. Treasury Notes, TIPS, 1.375%, 2018	148,798	164,886
U.S. Treasury Notes, TIPS, 2.125%, 2019	168,394	196,126
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)	236,154	262,888

		$4,823,823

Utilities - Electric Power – 0.1%
Progress Energy, Inc., 7.05%, 2019	$30,000	$37,308

Total Bonds		$12,112,159

Common Stocks – 28.5%
Aerospace – 0.5%
Honeywell International, Inc.	846	$37,140
Precision Castparts Corp.	412	64,050
Rolls Royce Holdings PLC	2,759	25,297
United Technologies Corp.	280	19,701

		$146,188

Alcoholic Beverages – 0.3%
Heineken N.V.	2,044	$91,345

Apparel Manufacturers – 0.3%
Li & Fung Ltd.	10,000	$16,418
LVMH Moet Hennessy Louis Vuitton S.A.	61	8,089
NIKE, Inc., “B”	500	42,755

		$67,262

Automotive – 0.7%
Bayerische Motoren Werke AG	1,003	$66,459
DENSO Corp.	900	28,847
General Motors Co. (a)	610	12,310
Honda Motor Co. Ltd.	1,100	32,252
Johnson Controls, Inc.	571	15,057
Mando Corp.	161	25,960

		$180,885

Biotechnology – 0.1%
Gilead Sciences, Inc. (a)	961	$37,287

Broadcasting – 0.4%
Nippon Television Network Corp.	210	$30,316
Publicis Groupe S.A.	629	26,334
Viacom, Inc., “B”	1,213	46,992

		$103,642

Brokerage & Asset Managers – 0.5%
Affiliated Managers Group, Inc. (a)	482	$37,620
Deutsche Boerse AG (a)	990	49,714

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Franklin Resources, Inc.	611	$58,436

		$145,770

Business Services – 0.4%
Accenture PLC, “A”	1,246	$65,639
Cognizant Technology Solutions Corp., “A” (a)	478	29,971
Mitsubishi Corp.	900	18,328

		$113,938

Cable TV – 0.4%
Comcast Corp., “Special A”	2,329	$48,187
DIRECTV, “A” (a)	580	24,505
Virgin Media, Inc.	1,063	25,884

		$98,576

Chemicals – 0.3%
3M Co.	520	$37,331
Celanese Corp.	865	28,138
Nufarm Ltd. (a)	3,981	16,179

		$81,648

Computer Software – 0.9%
Autodesk, Inc. (a)	1,067	$29,641
Check Point Software Technologies Ltd. (a)	1,200	63,312
Oracle Corp. (s)	5,040	144,850

		$237,803

Computer Software - Systems – 1.6%
Apple, Inc. (a)(s)	768	$292,746
EMC Corp. (a)(s)	4,858	101,969
International Business Machines Corp.	190	33,256

		$427,971

Conglomerates – 0.1%
Hutchison Whampoa Ltd.	2,000	$14,805

Construction – 0.2%
Anhui Conch Cement Co. Ltd.	6,000	$16,314
Corporacion GEO S.A.B. de C.V., “B” (a)	1,972	2,555
Duratex S.A.	470	2,152
Owens Corning (a)	1,092	23,675
Urbi Desarrollos Urbanos S.A. de C.V. (a)	9,056	12,335

		$57,031

Consumer Products – 0.5%
Avon Products, Inc.	3,051	$59,800
Kimberly-Clark de Mexico S.A. de C.V., “A”	6,900	35,474
Reckitt Benckiser Group PLC	965	48,787

		$144,061

Electrical Equipment – 0.7%
Danaher Corp. (s)	2,098	$87,990
Schneider Electric S.A.	668	35,964
Siemens AG	601	54,296

		$178,250

Electronics – 0.5%
Advanced Micro Devices, Inc. (a)	4,616	$23,449
ASML Holding N.V.	1,208	41,724
Microchip Technology, Inc.	1,470	45,732

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	$24,923

		$135,828

Energy - Independent – 1.3%
Apache Corp.	600	$48,144
Bankers Petroleum Ltd. (a)	4,258	14,222
Cabot Oil & Gas Corp.	960	59,434
Cairn Energy PLC (a)	4,318	18,714
EOG Resources, Inc.	514	36,499
INPEX Corp.	9	55,462
Occidental Petroleum Corp.	935	66,853
Reliance Industries Ltd., GDR (n)	1,417	45,538

		$344,866

Energy - Integrated – 1.6%
BG Group PLC	2,061	$39,246
BP PLC	14,018	84,079
Exxon Mobil Corp. (s)	1,870	135,818
QEP Resources, Inc.	1,240	33,567
Royal Dutch Shell PLC, “A”	4,572	141,802

		$434,512

Engineering - Construction – 0.5%
Fluor Corp.	1,590	$74,015
JGC Corp.	2,000	49,109
Keppel Corp. Ltd.	3,300	19,330

		$142,454

Food & Beverages – 1.0%
Bunge Ltd.	390	$22,733
General Mills, Inc.	1,712	65,861
Groupe Danone	2,321	142,837
Kraft Foods, Inc., “A”	980	32,908

		$264,339

Food & Drug Stores – 0.3%
Lawson, Inc.	100	$5,652
Tesco PLC	11,846	69,293

		$74,945

Gaming & Lodging – 0.2%
Sands China Ltd. (a)	18,400	$42,320

General Merchandise – 0.8%
Kohl’s Corp.	1,198	$58,822
Target Corp. (s)	3,141	154,035

		$212,857

Insurance – 1.2%
ACE Ltd.	1,023	$61,994
AIA Group Ltd.	14,000	39,625
Hiscox Ltd.	9,421	53,794
ING Groep N.V. (a)	5,798	40,806
MetLife, Inc.	1,801	50,446
Swiss Re Ltd.	1,393	64,833

		$311,498

Internet – 0.3%
eBay, Inc. (a)	1,080	$31,849

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Google, Inc., “A” (a)	108	$55,553

		$87,402

Machinery & Tools – 0.6%
Cummins, Inc.	290	$23,681
Glory Ltd.	1,100	25,739
Joy Global, Inc.	590	36,804
Schindler Holding AG	415	44,435
Sinotruk Hong Kong Ltd.	32,500	18,267

		$148,926

Major Banks – 1.8%
BNP Paribas	1,348	$53,357
Credit Suisse Group AG	1,814	47,072
Erste Group Bank AG	1,224	31,199
Goldman Sachs Group, Inc.	493	46,613
JPMorgan Chase & Co. (s)	2,668	80,360
Julius Baer Group Ltd.	1,146	38,190
KBC Group N.V.	1,252	28,817
Standard Chartered PLC	3,388	67,622
Toronto-Dominion Bank	616	43,847
Westpac Banking Corp.	2,060	39,593

		$476,670

Medical & Health Technology & Services – 0.3%
Miraca Holdings, Inc.	1,000	$43,961
Rhoen-Klinikum AG	1,325	26,825

		$70,786

Medical Equipment – 0.9%
Becton, Dickinson & Co.	561	$41,133
Covidien PLC	1,170	51,597
Medtronic, Inc.	1,909	63,455
Thermo Fisher Scientific, Inc. (a)	1,586	80,315

		$236,500

Metals & Mining – 0.7%
Iluka Resources Ltd.	1,896	$22,167
Rio Tinto Ltd.	1,580	69,781
Sumitomo Metal Industries Ltd.	8,000	16,567
Teck Resources Ltd., “B”	2,149	63,410
Usinas Siderurgicas de Minas Gerais S.A., IPS	1,376	7,699

		$179,624

Natural Gas - Distribution – 0.1%
Tokyo Gas Co. Ltd.	4,000	$18,632

Network & Telecom – 0.1%
Cisco Systems, Inc.	1,184	$18,340
Finisar Corp. (a)	950	16,663

		$35,003

Oil Services – 0.5%
AMEC PLC	1,260	$15,848
Halliburton Co.	1,708	52,128
Schlumberger Ltd.	616	36,794
Technip	250	20,007

		$124,777

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.6%
Banco Santander S.A., IEU	6,424	$46,875
Bank Rakyat Indonesia	60,000	39,367
China Construction Bank	88,000	52,510
Discover Financial Services	1,680	38,539
Fifth Third Bancorp	3,590	36,259
ICICI Bank Ltd., ADR	1,653	57,392
Komercni Banka A.S.	217	40,468
Sberbank of Russia	15,880	34,340
Visa, Inc., “A”	1,025	87,863

		$433,613

Pharmaceuticals – 1.3%
Abbott Laboratories	1,661	$84,944
Bayer AG	1,206	66,277
Pfizer, Inc. (s)	3,504	61,951
Roche Holding AG	600	96,529
Teva Pharmaceutical Industries Ltd., ADR	1,076	40,049

		$349,750

Precious Metals & Minerals – 0.2%
Anglo American Platinum Corp. Ltd.	149	$10,184
Newcrest Mining Ltd.	1,322	43,599

		$53,783

Railroad & Shipping – 0.2%
East Japan Railway Co.	300	$18,216
Union Pacific Corp.	400	32,668

		$50,884

Real Estate – 0.2%
GSW Immobilien AG (a)	825	$23,422
Hang Lung Properties Ltd.	11,000	32,177

		$55,599

Restaurants – 0.2%
McDonald’s Corp.	712	$62,528

Specialty Chemicals – 0.7%
Airgas, Inc.	866	$55,268
Akzo Nobel N.V.	1,540	68,080
Formosa Plastics Corp.	4,000	10,575
Linde AG	411	54,816

		$188,739

Specialty Stores – 0.4%
Abercrombie & Fitch Co., “A”	241	$14,836
Industria de Diseno Textil S.A.	464	39,736
Tiffany & Co.	408	24,815
Urban Outfitters, Inc. (a)	1,410	31,471

		$110,858

Telecommunications - Wireless – 0.4%
Tim Participacoes S.A., ADR	840	$19,790
Vodafone Group PLC	38,775	100,130

		$119,920

Telephone Services – 1.0%
American Tower Corp., “A” (a)	561	$30,182
AT&T, Inc.	1,998	56,983

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer		Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
China Unicom Ltd.		16,000	$32,671
Royal KPN N.V.		5,423	71,391
Telecom Italia S.p.A.		20,493	22,252
Telecom Italia S.p.A.		28,304	27,498
Telecomunicacoes de Sao Paulo S.A., ADR		761	20,128

			$261,105

Tobacco – 0.4%
Japan Tobacco, Inc.		10	$46,655
Philip Morris International, Inc.		1,170	72,985

			$119,640

Trucking – 0.3%
Expeditors International of Washington, Inc.		964	$39,090
Yamato Holdings Co. Ltd.		2,800	50,961

			$90,051

Utilities - Electric Power – 1.0%
American Electric Power Co., Inc.		1,102	$41,898
CEZ AS		1,016	39,152
CMS Energy Corp.		3,467	68,612
Energias de Portugal S.A.		9,351	28,720
Fortum Corp.		2,097	49,247
International Power PLC		4,077	19,313
Tractebel Energia S.A.		1,968	27,318

			$274,260

Total Common Stocks			$7,639,131

Underlying Affiliated Funds – 19.1%
MFS Commodity Strategy Fund - Class I		338,426	$3,881,742
MFS Global Real Estate Fund - Class I		103,874	1,234,028

Total Underlying Affiliated Funds			$5,115,770

Issuer	First Exercise
Warrants – 0.2%
Machinery & Tools – 0.0%
BEML Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	9/15/15	67	$623

Metals & Mining – 0.0%
Steel Authority of India Ltd. - Zero Strike Warrant (1share for 1 warrant) (a)(n)	5/30/16	6,116	$13,046

Other Banks & Diversified Financials – 0.2%
Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	5/30/16	6,574	$48,683

Total Warrants			$62,352

Issuer/Expiration Date/Strike Price		Number of Contracts	Value ($)
Put Options Purchased – 0.1%
iShares Barclays 20 Year Treasury - December 2011 @ 105		$71	$7,597
10 Yr U.S. Treasury Note Future - November 2011 @ $127.50		14	7,219

Total Put Options Purchased			$14,816

Issuer		Shares/Par	Value ($)
Money Market Funds (v) – 8.5%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value		2,270,627	$2,270,627

MFS Global Multi-Asset Fund

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Total Investments		$27,214,855

Securities Sold Short – (0.1)%
Computer Software - Systems – (0.1)%
Dell, Inc. (a)	(1,150)	$(16,273)

Machinery & Tools – (0.1)%
Caterpillar, Inc.	(250)	$(18,460)

Total Securities Sold Short		$(34,733)

Other Assets, Less Liabilities – (1.6)%		(419,916)

Net Assets – 100.0%		$26,760,206

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $277,356, representing 1.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2011, the value of securities pledged amounted to $535,247.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 9/30/11 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,859,018	$—	$—	$3,859,018
United Kingdom	—	753,700	—	753,700
Japan	—	440,696	—	440,696
Germany	—	341,809	—	341,809
Netherlands	41,724	271,623	—	313,347
Switzerland	44,435	246,624	—	291,059
France	—	286,589	—	286,589
India	57,392	107,890	—	165,282
Hong Kong	—	145,346	—	145,346
Other Countries	522,385	589,849	—	1,112,234
U.S. Treasury Bonds & U.S. Government Agency &	7,219	4,914,783	—	4,922,002
Non-U. S. Sovereign Debt	—	4,194,991	—	4,194,991
Corporate Bonds	—	1,228,551	—	1,228,551
Residential Mortgage-Backed Securities	—	1,039,948	—	1,039,948
Commercial Mortgage-Backed Securities	—	417,519	—	417,519
Foreign Bonds	—	316,367	—	316,367
Mutual Funds	7,386,397	—	—	7,386,397

Total Investments	$11,918,570	$15,296,285	$—	$27,214,855

Short Sales	$(34,733)	$—	$—	$(34,733)

Other Financial Instruments
Futures	$24,673	$218,756	$—	$243,429
Forward Foreign Currency Exchange Contracts		(85,680)		(85,680)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$29,312,642

Gross unrealized appreciation	$586,123
Gross unrealized depreciation	(2,683,910)

Net unrealized appreciation (depreciation)	$(2,097,787)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	31,787	10/12/11	$31,433	$30,734	$699
SELL	AUD	Credit Suisse Group	2,000	10/12/11	2,050	1,934	116
SELL	AUD	Goldman Sachs International	1,112,969	11/09/11	1,088,000	1,072,322	15,678
SELL	AUD	JPMorgan Chase Bank N.A.	453,215	10/12/11 - 11/09/11	477,855	436,797	41,058
SELL	CAD	Barclays Bank PLC	34,236	10/12/11	35,605	32,664	2,941
SELL	CAD	Citibank N.A.	55,778	1/12/12	53,464	53,121	343
SELL	CAD	Goldman Sachs International	112,371	10/12/11 - 11/09/11	116,841	107,153	9,688
SELL	CAD	JPMorgan Chase Bank N.A.	3,625,397	10/12/11 - 11/09/11	3,674,436	3,456,632	217,804
SELL	CAD	UBS AG	66,000	10/12/11	68,626	62,969	5,657
SELL	CHF	Citibank N.A.	3,000	10/12/11	3,515	3,310	204
SELL	CHF	JPMorgan Chase Bank N.A.	1,809,296	10/12/11 - 11/09/11	2,317,347	1,997,504	319,843
BUY	CNY	Barclays Bank PLC	259,000	10/25/11 - 1/18/12	40,294	40,609	316
BUY	CNY	Deutsche Bank AG	334,000	10/25/11	52,151	52,315	164
BUY	CNY	Goldman Sachs International	20,000	1/18/12	3,122	3,136	14
SELL	CNY	Goldman Sachs International	20,000	1/18/12	3,136	3,136	0
SELL	CNY	Royal Bank of Scotland Group PLC	21,000	10/21/11	3,293	3,289	4
SELL	CZK	Citibank N.A.	10,000	10/12/11	589	543	46
SELL	DKK	Deutsche Bank AG	3,000	10/12/11	551	540	11
SELL	DKK	Goldman Sachs International	15,000	10/12/11	2,867	2,700	167
SELL	DKK	JPMorgan Chase Bank N.A.	11,000	10/12/11	2,025	1,980	44
SELL	DKK	Royal Bank of Scotland Group PLC	330,079	10/12/11	62,198	59,424	2,774
SELL	EUR	Barclays Bank PLC	219,078	10/12/11	303,884	293,492	10,392
SELL	EUR	Citibank N.A.	114,934	10/12/11 - 1/12/12	161,174	153,960	7,214
SELL	EUR	Credit Suisse Group	75,683	10/12/11	103,650	101,390	2,260
SELL	EUR	Deutsche Bank AG	5,000	10/12/11	6,828	6,698	130
SELL	EUR	Goldman Sachs International	32,000	10/12/11	44,240	42,869	1,370
SELL	EUR	HSBC Bank	105,000	10/12/11	149,714	140,665	9,049
SELL	EUR	JPMorgan Chase Bank N.A.	639,689	10/12/11 - 11/09/11	873,244	856,813	16,431
SELL	EUR	UBS AG	16,000	10/12/11	21,926	21,435	491
SELL	GBP	Barclays Bank PLC	68,003	10/12/11	110,466	106,035	4,430
SELL	GBP	Citibank N.A.	76,707	10/12/11	122,130	119,607	2,523
SELL	GBP	Credit Suisse Group	3,000	10/12/11	4,805	4,678	127
SELL	GBP	Deutsche Bank AG	16,876	10/12/11	26,930	26,315	615
SELL	GBP	Goldman Sachs International	189,183	11/09/11	308,000	294,908	13,092
SELL	GBP	JPMorgan Chase Bank N.A.	50,404	11/09/11	79,000	78,573	427
SELL	HUF	Citibank N.A.	34,000	10/12/11	179	155	23
SELL	IDR	Barclays Bank PLC	229,011,000	10/21/11	26,353	26,014	340
BUY	JPY	Barclays Bank PLC	3,345,000	10/12/11	42,453	43,373	920
BUY	JPY	Citibank N.A.	281,000	10/12/11	3,558	3,644	86
BUY	JPY	Credit Suisse Group	4,891,000	10/12/11	62,586	63,419	833
BUY	JPY	Goldman Sachs International	1,325,000	10/12/11	16,784	17,181	397
BUY	JPY	JPMorgan Chase Bank N.A.	93,858,616	10/12/11 - 11/09/11	1,187,421	1,217,276	29,855
BUY	JPY	UBS AG	2,983,000	10/12/11	38,534	38,679	145
SELL	JPY	Barclays Bank PLC	7,875,947	10/12/11	102,845	102,124	721
SELL	JPY	Citibank N.A.	3,510,285	10/12/11	45,657	45,516	141
SELL	JPY	Credit Suisse Group	10,042,000	10/12/11	130,830	130,210	620
SELL	JPY	Goldman Sachs International	260,000	10/12/11	3,389	3,371	18
SELL	JPY	JPMorgan Chase Bank N.A.	5,418,453	10/12/11 - 11/09/11	70,389	70,270	119
SELL	JPY	Morgan Stanley Capital Services	1,967,000	10/12/11	25,664	25,505	159
SELL	JPY	Royal Bank of Scotland Group PLC	2,258,000	10/12/11	29,534	29,278	255
SELL	KRW	JPMorgan Chase Bank N.A.	3,888,000	10/21/11	3,611	3,297	314
SELL	MXN	Citibank N.A.	20,000	10/12/11	1,616	1,441	175
BUY	MYR	Deutsche Bank AG	7,000	10/21/11	2,189	2,191	2
SELL	MYR	Barclays Bank PLC	109,000	10/21/11	36,021	34,118	1,903

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11 - continued

Forward Foreign Currency Exchange Contracts at 9/30/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	NOK	Barclays Bank PLC	4,000	10/12/11	723	681	42
SELL	NOK	Citibank N.A.	86,386	1/12/12	14,673	14,646	27
SELL	NOK	Credit Suisse Group	318,265	10/12/11	57,436	54,197	3,239
SELL	NOK	Deutsche Bank AG	267,000	10/12/11	48,217	45,467	2,750
SELL	NOK	Goldman Sachs International	9,000	10/12/11	1,653	1,533	120
SELL	NOK	JPMorgan Chase Bank N.A.	1,400,581	10/12/11 - 11/09/11	258,165	238,179	19,986
SELL	NZD	JPMorgan Chase Bank N.A.	1,953,578	11/09/11	1,547,000	1,485,543	61,457
SELL	NZD	Royal Bank of Scotland Group PLC	1,000	10/12/11	823	762	61
SELL	PLN	Goldman Sachs International	6,000	10/03/11	2,069	1,812	258
SELL	PLN	Morgan Stanley Capital Services	75,000	10/03/11	23,281	22,644	637
SELL	SEK	Barclays Bank PLC	320,749	10/12/11	48,591	46,728	1,863
SELL	SEK	Credit Suisse Group	19,000	10/12/11	2,909	2,768	141
SELL	SEK	Deutsche Bank AG	6,000	10/12/11	891	874	17
SELL	SEK	Goldman Sachs International	128,560	11/09/11	20,000	18,702	1,298
SELL	SGD	Credit Suisse Group	24,000	10/12/11	19,664	18,350	1,314
SELL	SGD	JPMorgan Chase Bank N.A.	67,000	10/12/11	53,613	51,228	2,385
SELL	ZAR	Goldman Sachs International	7,000	10/12/11	962	864	98

							$819,041

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Barclays Bank PLC	6,000	10/12/11	$6,233	$5,801	$(432)
BUY	AUD	Credit Suisse Group	4,000	10/12/11	4,198	3,867	(331)
BUY	AUD	Deutsche Bank AG	2,000	10/12/11	2,047	1,934	(114)
BUY	AUD	Goldman Sachs International	4,000	10/12/11	4,361	3,867	(494)
BUY	AUD	JPMorgan Chase Bank N.A.	452,309	10/12/11 - 11/09/11	485,487	435,797	(49,690)
BUY	AUD	Westpac Banking Corp	26,304	10/12/11	27,980	25,432	(2,548)
BUY	CAD	Barclays Bank PLC	11,000	10/12/11	11,428	10,495	(934)
BUY	CAD	Citibank N.A.	33,408	10/12/11	33,863	31,874	(1,989)
BUY	CAD	Deutsche Bank AG	3,000	10/12/11	3,020	2,862	(158)
BUY	CAD	Goldman Sachs International	1,025,450	10/12/11 - 11/09/11	1,066,414	977,713	(88,701)
BUY	CAD	UBS AG	31,793	10/12/11	32,131	30,333	(1,799)
BUY	CHF	Barclays Bank PLC	3,000	10/12/11	3,919	3,310	(609)
BUY	CHF	Credit Suisse Group	1,000	10/12/11	1,225	1,103	(121)
BUY	CHF	Deutsche Bank AG	2,000	10/12/11	2,252	2,207	(45)
BUY	CHF	Goldman Sachs International	815,974	11/09/11	989,488	900,855	(88,633)
BUY	CHF	Merrill Lynch International Bank	62,000	10/12/11	73,462	68,413	(5,049)
BUY	CNY	Citibank N.A.	21,000	10/21/11	3,289	3,289	0
SELL	CNY	Barclays Bank PLC	259,000	10/25/11 - 1/18/12	40,594	40,609	(15)
SELL	CNY	Deutsche Bank AG	334,000	10/25/11	52,286	52,315	(29)
BUY	CZK	Barclays Bank PLC	28,000	10/12/11	1,653	1,520	(133)
BUY	CZK	Goldman Sachs International	185,000	10/12/11	10,955	10,041	(914)
BUY	DKK	Barclays Bank PLC	4,000	10/12/11	768	720	(48)
BUY	DKK	Credit Suisse Group	195,000	10/12/11	37,493	35,106	(2,387)
BUY	DKK	Deutsche Bank AG	176,477	10/12/11	32,276	31,771	(505)
BUY	DKK	JPMorgan Chase Bank N.A.	8,000	10/12/11	1,503	1,440	(63)
BUY	EUR	Barclays Bank PLC	49,000	10/12/11	69,580	65,644	(3,936)
BUY	EUR	Citibank N.A.	266,574	10/12/11	376,107	357,121	(18,986)
BUY	EUR	Credit Suisse Group	56,602	10/12/11	80,464	75,828	(4,636)
BUY	EUR	Deutsche Bank AG	10,000	10/12/11	14,295	13,397	(899)
BUY	EUR	Goldman Sachs International	859,102	11/09/11	1,218,721	1,150,697	(68,024)
BUY	EUR	JPMorgan Chase Bank N.A.	20,000	10/12/11	28,666	26,793	(1,872)
BUY	EUR	Merrill Lynch International Bank	13,000	10/12/11	18,250	17,416	(834)
BUY	EUR	UBS AG	567,591	10/12/11 - 12/15/11	800,641	760,337	(40,304)
BUY	GBP	Barclays Bank PLC	17,000	10/12/11	27,324	26,508	(816)
BUY	GBP	Citibank N.A.	3,000	10/12/11	4,747	4,678	(69)
BUY	GBP	Credit Suisse Group	35,879	10/12/11	58,749	55,945	(2,804)
BUY	GBP	Deutsche Bank AG	3,000	10/12/11	4,887	4,678	(209)
BUY	GBP	Goldman Sachs International	9,000	10/12/11	14,371	14,033	(338)
BUY	GBP	JPMorgan Chase Bank N.A.	949,019	10/12/11 - 11/09/11	1,551,894	1,479,377	(72,517)
BUY	GBP	Merrill Lynch International Bank	2,000	10/12/11	3,192	3,119	(73)
BUY	GBP	Morgan Stanley Capital Services	3,000	10/12/11	4,890	4,678	(212)
BUY	GBP	UBS AG	1,000	10/12/11	1,636	1,559	(77)
SELL	GBP	JPMorgan Chase Bank N.A.	5,000	10/12/11	7,753	7,796	(43)
BUY	HUF	Deutsche Bank AG	1,772,000	10/12/11	9,578	8,096	(1,482)
BUY	IDR	Credit Suisse Group	27,730,000	10/21/11	3,248	3,150	(98)

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11 - continued

Forward Foreign Currency Exchange Contracts at 9/30/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	JPY	Deutsche Bank AG	640,000	10/12/11	8,348	8,299	(50)
BUY	JPY	Goldman Sachs International	1,067,000	10/12/11	13,903	13,835	(68)
BUY	JPY	HSBC Bank	15,759,945	10/12/11	205,475	204,352	(1,123)
BUY	JPY	JPMorgan Chase Bank N.A.	94,963,567	10/12/11 - 11/09/11	1,236,469	1,231,820	(4,650)
SELL	JPY	Credit Suisse Group	3,862,879	10/12/11	49,737	50,088	(351)
SELL	JPY	Goldman Sachs International	420,000	10/12/11	5,400	5,446	(46)
SELL	JPY	JPMorgan Chase Bank N.A.	186,066,011	11/09/11	2,410,603	2,413,560	(2,957)
SELL	JPY	UBS AG	2,960,771	10/12/11	38,087	38,391	(304)
BUY	KRW	Barclays Bank PLC	2,773,000	10/21/11	2,562	2,351	(211)
BUY	KRW	JPMorgan Chase Bank N.A.	91,695,000	10/21/11	86,293	77,756	(8,537)
BUY	KRW	Royal Bank of Scotland Group PLC	1,378,000	10/21/11	1,278	1,169	(110)
BUY	KRW	UBS AG	6,449,000	10/21/11	6,097	5,469	(628)
BUY	MXN	Credit Suisse Group	32,000	10/12/11	2,740	2,306	(434)
BUY	MXN	JPMorgan Chase Bank N.A.	305,000	10/12/11	26,128	21,975	(4,153)
BUY	MYR	Barclays Bank PLC	117,114	10/21/11	39,315	36,658	(2,656)
BUY	MYR	Credit Suisse Group	71,520	10/03/11 - 10/21/11	23,527	22,395	(1,133)
BUY	MYR	JPMorgan Chase Bank N.A.	4,835	10/21/11	1,605	1,513	(92)
BUY	NOK	Citibank N.A.	8,000	10/12/11	1,475	1,362	(112)
BUY	NOK	Deutsche Bank AG	311,000	10/12/11	57,330	52,960	(4,371)
BUY	NOK	Goldman Sachs International	6,846,963	10/12/11 - 11/09/11	1,187,801	1,164,365	(23,437)
BUY	NOK	JPMorgan Chase Bank N.A.	7,574,222	11/09/11	1,395,845	1,288,035	(107,810)
BUY	NZD	Barclays Bank PLC	15,000	10/12/11	12,423	11,429	(994)
BUY	NZD	JPMorgan Chase Bank N.A.	2,315,016	11/09/11	2,001,472	1,760,389	(241,083)
BUY	PLN	Barclays Bank PLC	72,000	10/03/11	25,829	21,738	(4,091)
BUY	PLN	Goldman Sachs International	9,000	10/03/11	3,218	2,717	(501)
BUY	PLN	Morgan Stanley Capital Services	75,000	11/16/11	23,174	22,542	(632)
BUY	SEK	Barclays Bank PLC	15,000	10/12/11	2,364	2,185	(179)
BUY	SEK	Deutsche Bank AG	68,000	10/12/11	10,695	9,906	(789)
BUY	SEK	Goldman Sachs International	4,096,933	11/09/11	605,000	595,998	(9,002)
BUY	SEK	JPMorgan Chase Bank N.A.	796,109	11/09/11	124,829	115,813	(9,015)
BUY	SEK	UBS AG	17,000	10/12/11	2,645	2,477	(169)
SELL	SEK	Deutsche Bank AG	132,027	10/12/11	19,175	19,234	(59)
BUY	SGD	Barclays Bank PLC	103,000	10/12/11	84,232	78,753	(5,478)
BUY	SGD	Citibank N.A.	3,000	10/12/11	2,469	2,294	(176)
BUY	SGD	Credit Suisse Group	4,000	10/12/11	3,326	3,058	(268)
BUY	THB	HSBC Bank	544,000	10/11/11	18,115	17,430	(685)
BUY	TWD	Barclays Bank PLC	974,000	10/28/11	32,034	31,975	(59)
BUY	ZAR	Goldman Sachs International	27,000	10/12/11	3,926	3,340	(586)
BUY	ZAR	Royal Bank of Scotland Group PLC	145,000	11/14/11	20,083	17,851	(2,232)

							$(904,721)

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11 - continued

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AUST SPI 200 (Short)	AUD	14	1,354,780	December - 2011	$66,020
S&P/TSX 60 Index (Short)	CAD	10	1,268,633	December - 2011	76,496
CAC 40 Index (Long)	EUR	23	$919,035	October - 2011	30,406
DAX Index Futures (Long)	EUR	5	916,222	December - 2011	51,764
FTSE/MIB (Long)	EUR	8	790,453	December - 2011	44,319
IBEX (Long)	EUR	7	797,573	December - 2011	59,350
Hang Seng China ENT Index (Short)	HKD	11	625,119	October - 2011	42,008
Hang Seng Index Future (Short)	HKD	8	894,779	October - 2011	41,254
MSCI Taiwan Index (Short)	USD	5	128,000	October - 2011	4,845
Nifty Index (Short)	USD	89	877,718	October - 2011	7,432

					$423,894

Interest Rate Futures
EURO Bond 10 yr (Short)	EUR	27	4,937,287	December - 2011	$12,320
GB Government 10 yr (Long)	GBP	13	2,635,183	December - 2011	34,499
U.S. Treasury Note 10 yr (Long)	USD	17	2,211,594	December - 2011	14,677

					$61,496

					$485,390

Liability Derivatives
Equity Futures
IBOV Index (Long)	BRL	3	83,365	October - 2011	$(7,854)
Amsterdam Index (Short)	EUR	13	977,254	October - 2011	(8,996)
FTSE 100 (Long)	GBP	24	1,905,150	December - 2011	(71,258)
Nikkei 225 Index (Long)	JPY	7	789,576	December - 2011	(12,956)
KOSPI Index (Long)	KRW	8	776,877	December - 2011	(28,169)
MEXBOL Index (Long)	MXN	2	48,373	December - 2011	(1,501)
OMX Index (Short)	SEK	30	397,444	October - 2011	(7,264)
XU030 - National 30 (Short)	TRY	61	241,010	October - 2011	(14,457)
S&P 500 (Long)	USD	20	1,126,000	December - 2011	(29,435)

					$(181,890)

Interest Rate Futures
AUD Bond 10 yr (Long)	AUD	3	331,731	December - 2011	$(2,569)
CAN Bond 10 yr (Short)	CAD	24	3,044,031	December - 2011	(52,815)
Japan Government (Long)	JPY	1	1,844,030	December - 2011	(4,687)

					$(60,071)

					$(241,961)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Global Multi-Asset Fund

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	309,035	31,225	(1,834)	338,426
MFS Global Real Estate Fund	94,428	10,044	(598)	103,874
MFS Institutional Money Market Portfolio	1,636,757	7,152,448	(6,518,578)	2,270,627

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(2,096)	$—	$—	$3,881,742
MFS Global Real Estate Fund	(1,081)	—	—	1,234,028
MFS Institutional Money Market Portfolio	—	—	346	2,270,627

	$(3,177)	$—	$346	$7,386,397

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.